Related Party Balances and Transactions - Schedule of Significant Related Party Transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Provision of services to related parties	¥ 631	¥ 7,731	¥ 2,087
Purchases of goods/services from related parties	16,177	20,493	28,645
Aileyou
Related Party Transaction [Line Items]
Provision of services to related parties	631	7,731	2,087
Ji'an Aoxinlian
Related Party Transaction [Line Items]
Purchases of goods/services from related parties	¥ 16,177	¥ 20,493	20,658
Ji'an Aojuxun
Related Party Transaction [Line Items]
Purchases of goods/services from related parties			¥ 7,987